Restricted share units (Details Narrative) - USD ($)										12 Months Ended
	Jul. 04, 2023	Jun. 04, 2023	Jun. 01, 2023	Nov. 17, 2022	Oct. 31, 2022	Sep. 29, 2022	Jun. 30, 2022	Apr. 29, 2022	Jan. 10, 2022	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period										10,844,993	6,620,641
Restricted Stock Units (RSUs) [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation										$ 949,114	$ 383,015
Consultant [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period									500,000
Stock based compensation											122,249
Consultant One [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period								76,750
Stock based compensation											16,800
Consultant Three [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period							15,000
Stock based compensation											2,328
Two Consultants One [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period						33,000
Stock based compensation											2,889
Two Consultants Two [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period					1,599,150
Stock based compensation											111,304
Key Management [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period				4,396,741
Stock based compensation										208,574	$ 79,504
Executives [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period			4,067,637
Stock based compensation										355,420
Consultant Four [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period		42,000
Stock based compensation										7,825
Executives One [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment award, grants in period	6,735,356
Stock based compensation										$ 344,515